CARTER LEDYARD & MILBURN
  2 Wall Street
  New York, New York  10005
  (212) 732-3200

  July 8, 2003

  Securities and Exchange Commission
  450 Fifth Street, N.W.
  Washington, D.C. 20549

  Re: UBS Pathfinders Trust,
      Treasury and Growth Stock Series 23
      File #333-49105
      Rule 497J Filing

  Dear Sir/Madam:
  On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on July 8, 2003.

  Very truly yours,
  /s/ Kathleen H. Moriarty, Esq.
      Kathleen H. Moriarty, Esq.
  cc: Patricia Mengiste